Capital Stock, Warrants and Stock Options - Schedule of Warrant Activity (Details) - $ / shares	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020
Number of warrants, beginning balance	37,844,404	13,046,484	13,046,484
Number of warrants, Issued	58,284,148	23,005,800
Number of warrants, Expired	(116,714)
Number of warrants, ending balance	96,011,838	36,052,284	37,844,404
Weighted average grant date value, beginning balance	$ 0.09	$ 0.27	$ 0.27
Weighted average grant date value, Issued	0.11	0.02
Weighted average grant date value, Expired	1.90
Weighted average grant date value, ending balance	0.10	0.11	0.09
CAD [Member]
Weighted average exercise price, beginning balance	0.43	0.88	0.88
Weighted average exercise price, Issued	0.50	0.25
Weighted average exercise price, Expired	4.50
Weighted average exercise price, ending balance	$ 0.47	$ 0.48	$ 0.43